Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 15, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2013